Bank borrowings	12 Months Ended
Dec. 31, 2017
ZHEJIANG TIANLAN
Short term borrowings
	2017	2016
	RMB’000	RMB’000
Bank loan borrowed by the Company (note i)	28,000	20,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000
	33,000	25,000

(i) The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2017 bears interest at fixed rates 4.87% and 5.22% (2016: 4.57%) per annum. Interest paid during the year ended December 31, 2017 was approximately RMB1,720,000 (2016: RMB1,221,000 and 2015: RMB3,768,000).

(ii) The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2017 bears interest at fixed rates 5.39% (2016: 5.22%) per annum and is secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2017 was approximately RMB272,000 (2016: RMB154,000 and 2015: RMB369,000).

ZHEJIANG JIAHUAN
Short term borrowings

The short term loans as of December 31, 2017 bear interest at fixed rates ranging from 4.9% to 5.655% per annum with maturity dates from March 2, 2018 to December 17, 2018 and are secured by the Company’s buildings and land use right. Interest paid during the years ended December 31, 2017 and 2016 were approximately RMB1,310,000 and RMB2,752,000 respectively.